Note 17 - Subsequent Events	12 Months Ended
Dec. 31, 2018
Notes to Financial Statements
Subsequent Events [Text Block]
17.	Subsequent Events

The following events occurred after
December 31, 2018:

In
April 2019,
the Company entered into a term sheet with HSBC Bank PLC for a loan up to the lesser of
49.9%
of the market value of M/V “Eirini P” and
$4.5
million to refinance the existing indebtedness of Eirini Shipping Ltd. The outstanding amount of the loan that will be refinanced will be payable in twelve
consecutive quarterly equal instalments in the amount of
$200,000
each, commencing
three
months after drawdown, with a
$2,100,000
balloon payment to be paid together with the last installment. The interest rate margin is
2.70%
over LIBOR. The loan will be secured with (i)
first
priority mortgage over the aforementioned vessel, (ii)
first
assignment of earnings and insurance of the aforementioned vessel and (iii) other covenants and guarantees similar to the remaining loans of the Company. The respective loan is expected to be drawn in the second
quarter of
2019.